UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05655

DWS Municipal Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2013 (Unaudited)

DWS Municipal Income Trust
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 122.3%
Alabama 0.2%
Camden, AL, Industrial Development Board Revenue, Series B, AMT, Prerefunded, 6.375%, 12/1/2024	1,000,000	1,015,350
Arizona 1.1%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037	1,050,000	961,443
5.5%, 12/1/2029	1,400,000	1,433,306
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2040	3,000,000	2,909,280

		5,304,029
California 20.3%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series F-1, 5.125%, 4/1/2039	5,000,000	5,046,900
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	3,500,000	3,739,750
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	3,180,000	3,691,376
California, Metropolitan Water District of Southern California, Series A-2, 0.03% *, 7/1/2037, SPA: Barclays Bank PLC	1,500,000	1,500,000
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, 7.2%, 8/1/2039	5,000,000	5,660,800
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.25%, 9/1/2029	5,345,000	5,716,371
California, State General Obligation:
5.25%, 4/1/2035	4,295,000	4,408,216
5.5%, 3/1/2040	1,370,000	1,417,607
6.0%, 4/1/2038	10,000,000	11,076,300
California, State Kindergarten, Series B4, 0.04% *, 5/1/2034, LOC: Citibank NA	1,430,000	1,430,000
California, State Public Works Board Lease Revenue, Department Corrections, Series C, Prerefunded, 5.5%, 6/1/2021	2,500,000	2,533,625
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	2,000,000	2,303,080
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/1/2034	6,640,000	7,529,295
California, Statewide Communities Development Authority Revenue, American Baptist Homes of the West, 6.25%, 10/1/2039, GTY: American Baptist Homes of the Midwest	1,250,000	1,271,063
Corona-Norco, CA, Unified School District, Election of 2006, Series A, 5.0%, 8/1/2031, INS: AGMC	5,130,000	5,239,166
Kern, CA, High School District, Election of 2004, Series B, Prerefunded, 5.0%, 8/1/2030, INS: AGMC	7,270,000	7,737,897
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	3,000,000	3,126,960
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series B, 5.0%, 5/15/2035	8,500,000	8,421,545
Port Oakland, CA, Series A, AMT, 5.0%, 11/1/2027, INS: NATL	5,850,000	5,975,541
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	7,000,000	6,469,960
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,850,000	2,924,841
Santa Clara, CA, Electric Revenue, Series B, 0.04% *, 7/1/2027, LOC: Bank of Tokyo-Mitsubishi UFJ	1,000,000	1,000,000

		98,220,293
Colorado 1.8%
Colorado, E-470 Public Highway Authority Revenue, Series A-1, 5.5%, 9/1/2024, INS: NATL	2,500,000	2,645,075
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	2,500,000	2,152,375
Denver City & County, CO, Airport Revenue, Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,305,056
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	1,785,000	1,684,272

		8,786,778
District of Columbia 0.8%
Metropolitan Washington, DC, Airports Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	800,000	776,592
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,267,026

		4,043,618
Florida 11.7%
Broward County, FL, Airport Systems Revenue, Series Q-1, 5.0%, 10/1/2037	5,010,000	4,879,740
Miami-Dade County, FL, Aviation Revenue, Series A, 5.5%, 10/1/2041	10,000,000	10,259,100
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	8,500,000	8,648,580
Series A-1, 5.375%, 10/1/2035	2,000,000	2,032,860
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series A, 5.75%, 4/1/2028	3,000,000	3,206,250
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,006,690
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.5%, 10/1/2028	5,290,000	5,406,062
5.75%, 10/1/2038	5,000,000	5,115,650
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	2,705,000	2,648,520
Series A, 5.0%, 7/1/2040	11,895,000	11,602,502

		56,805,954
Georgia 8.0%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	1,030,000	1,020,596
Series C, AMT, 5.0%, 1/1/2037	1,690,000	1,607,241
Atlanta, GA, Water & Wastewater Revenue, Series A, 6.25%, 11/1/2039	5,815,000	6,591,012
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series A, 5.5%, 2/15/2045	2,135,000	2,148,194
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020	7,250,000	7,979,712
Series A, 5.5%, 9/15/2024	5,000,000	5,352,700
Series A, 5.5%, 9/15/2028	10,000,000	10,492,500
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	3,300,000	3,506,712

		38,698,667
Guam 0.1%
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043 (a)	535,000	533,186
Hawaii 2.2%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	4,200,000	4,122,048
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	1,000,000	1,069,300
Honolulu City & County, HI, Wastewater Systems Revenue, Series A, 5.25%, 7/1/2036	5,215,000	5,477,575

		10,668,923
Idaho 1.0%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center:
5.0%, 7/1/2035, INS: AGMC	2,500,000	2,468,750
6.75%, 11/1/2037	2,135,000	2,279,646

		4,748,396
Illinois 8.0%
Chicago, IL, Airport Revenue, O'Hare International Airport:
Series A, 5.75%, 1/1/2039	5,000,000	5,116,600
Series B, 6.0%, 1/1/2041	9,000,000	9,689,310
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2035	2,025,000	1,898,923
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	2,500,000	2,524,475
Series D, 6.5%, 11/1/2038	1,000,000	1,120,010
Illinois, Finance Authority Revenue, Memorial Health Systems, 5.5%, 4/1/2039	4,200,000	4,247,040
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	5,750,000	5,783,465
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050, INS: AGMC	3,000,000	2,847,540
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	915,000	985,922
Illinois, State Finance Authority Revenue, Ascension Health Credit Group:
Series A, 5.0%, 11/15/2032	730,000	721,072
Series A, 5.0%, 11/15/2037	520,000	500,880
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	1,580,000	1,484,173
Illinois, State General Obligation, 5.5%, 7/1/2038	385,000	365,022
University of Illinois, Auxiliary Facilities Systems, Series A, 5.25%, 4/1/2041	1,250,000	1,257,713

		38,542,145
Indiana 1.3%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	1,745,000	1,890,760
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	5,000,000	4,532,900

		6,423,660
Kentucky 2.1%
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2042, INS: AGC	4,000,000	4,078,920
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	5,000,000	4,846,200
Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding, Series A, AMT, 0.06% *, 1/1/2029	1,200,000	1,200,000

		10,125,120
Louisiana 1.1%
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	3,000,000	3,020,550
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	2,315,000	2,245,226

		5,265,776
Maryland 0.6%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	1,100,000	1,276,154
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, 5.75%, 1/1/2033	1,500,000	1,519,635

		2,795,789
Massachusetts 1.8%
Massachusetts, Airport Revenue, U.S. Airways, Inc. Project, Series A, AMT, 5.875%, 9/1/2023, INS: NATL	5,000,000	5,001,300
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	3,570,000	3,647,648

		8,648,948
Michigan 4.0%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	1,120,000	968,274
Michigan, State Building Authority Revenue, Series I-A, 5.375%, 10/15/2041	7,500,000	7,590,525
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	2,495,000	2,465,534
Series I, 6.0%, 10/15/2038	1,000,000	1,117,340
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	5,000,000	5,057,950
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	1,800,000	2,152,458

		19,352,081
Minnesota 0.3%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	1,140,000	1,304,787
Mississippi 0.3%
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	1,525,000	1,634,892
Nevada 4.0%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	4,305,000	4,356,919
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	10,000,000	9,959,100
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	4,830,000	4,846,615

		19,162,634
New Jersey 4.6%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, Prerefunded, 5.75%, 6/15/2034	1,090,000	1,138,134
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019, INS: AGMC	5,000,000	5,978,100
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,400,000	1,345,694
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.5%, 6/15/2039	1,730,000	1,798,906
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.5%, 6/15/2031	1,200,000	1,261,944
Series A, 5.5%, 6/15/2041	5,460,000	5,637,505
Series A, 6.0%, 12/15/2038	1,955,000	2,183,324
Series A, Prerefunded, 6.0%, 12/15/2038	1,045,000	1,279,362
New Jersey, State Turnpike Authority Revenue, Series E, 5.25%, 1/1/2040	1,750,000	1,770,143

		22,393,112
New York 9.0%
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2038	6,000,000	5,906,580
Series D, 5.0%, 11/15/2038	1,090,000	1,073,029
Series C, 5.0%, 11/15/2042	5,000,000	4,879,600
Series E, 5.0%, 11/15/2042	765,000	746,579
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, City University, Series A, 5.625%, 7/1/2016	1,480,000	1,613,969
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	2,000,000	2,076,960
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	5,000,000	5,097,200
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	12,080,000	12,188,841
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	3,750,000	3,911,512
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series A-1, 0.07% *, 6/15/2044, SPA: Mizuho Corporate Bank	900,000	900,000
Niagara Falls, NY, School District General Obligation, 5.6%, 6/15/2014, INS: AGMC	1,180,000	1,230,811
Port Authority of New York & New Jersey, AMT, 5.0%, 10/1/2034	4,000,000	3,933,280

		43,558,361
North Carolina 0.9%
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	3,000,000	3,327,660
North Carolina, State Medical Care Commission, Health Care Facilities Revenue, Lenoir Memorial Hospital Project, 144A, 0.06% *, 4/1/2036, LOC: Branch Banking & Trust	1,230,000	1,230,000

		4,557,660
North Dakota 0.7%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	3,240,000	3,582,954
Ohio 3.2%
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	1,500,000	1,686,345
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,445,000	1,392,778
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health:
Series A, 5.5%, 1/1/2039	5,000,000	5,289,650
Series B, 5.5%, 1/1/2039	3,500,000	3,628,870
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/2039	3,520,000	3,572,342

		15,569,985
Pennsylvania 2.3%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	1,700,000	1,765,382
Franklin County, PA, Industrial Development Authority Revenue, Chambersburg Hospital Project, 5.375%, 7/1/2042	7,000,000	6,829,130
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	2,835,000	2,694,016

		11,288,528
Puerto Rico 4.1%
Puerto Rico, Electric Power Authority Revenue, Series A, 6.75%, 7/1/2036	3,205,000	2,796,266
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	3,200,000	2,594,784
Series A, 6.5%, 8/1/2044	15,000,000	14,199,600

		19,590,650
Rhode Island 0.5%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	2,000,000	2,230,100
South Carolina 3.5%
Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, 5.875%, 7/1/2032 (a)	6,560,000	6,843,130
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,011,440
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	2,550,000	2,592,253
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	6,220,000	6,651,979

		17,098,802
Tennessee 1.7%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2021	2,000,000	2,129,360
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	4,000,000	4,146,720
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	2,050,000	1,969,353

		8,245,433
Texas 15.9%
Austin, TX, Electric Utility Systems Revenue, 5.0%, 11/15/2037	920,000	920,607
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	1,000,000	1,288,820
Harris County, TX, Houston Port Authority, Series A, AMT, 6.25%, 10/1/2029	3,000,000	3,405,150
Houston, TX, Airport Revenue, People Mover Project, Series A, AMT, 5.5%, 7/15/2017, INS: AGMC	2,710,000	2,718,455
Lubbock, TX, Independent School District Building, 0.1% *, 2/1/2030, SPA: Bank of America NA	750,000	750,000
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	3,500,000	3,618,895
Second Tier, Series F, 5.75%, 1/1/2038	6,500,000	6,754,150
First Tier, 6.0%, 1/1/2043	5,000,000	5,219,300
North Texas, Tollway Authority Revenue, Special Project Systems, Series D, 5.0%, 9/1/2032	2,000,000	2,043,640
Texas, Dallas/Fort Worth International Airport Revenue:
Series F, AMT, 5.0%, 11/1/2035	2,000,000	1,850,940
Series H, AMT, 5.0%, 11/1/2042	5,425,000	4,909,028
Series A, 5.25%, 11/1/2038	4,000,000	3,955,640
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.0%, 4/1/2053	3,500,000	3,229,310
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.733% **, 12/15/2017	6,925,000	6,831,790
Series B, 0.883% **, 12/15/2026	1,500,000	1,255,425
Series D, 6.25%, 12/15/2026	5,000,000	5,556,050
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	1,155,000	1,253,695
5.5%, 8/1/2025	7,250,000	7,723,280
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	1,600,000	1,688,832
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue:
5.0%, 12/15/2030	250,000	230,420
5.0%, 12/15/2031	500,000	456,340
5.0%, 12/15/2032	2,000,000	1,809,040
Texas, State Transportation Commission, Turnpike Systems Revenue, Series A, 5.0%, 8/15/2041	3,200,000	2,990,112
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	6,500,000	6,636,630

		77,095,549
Virginia 0.5%
Virginia, State Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, Series B, 0.05% *, 7/1/2042, LOC: PNC Bank NA	800,000	800,000
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,544,073

		2,344,073
Washington 3.8%
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	6,000,000	6,164,820
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	5,000,000	4,784,200
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	1,825,000	2,347,863
Washington, State Motor Vehicle Tax-Senior 520 Corridor Program, Series C, 5.0%, 6/1/2031	5,000,000	5,214,950

		18,511,833
Wisconsin 0.9%
Wisconsin, State Health & Educational Facilities Authority Revenue, Froedtert Health System, Inc., Series A, 5.0%, 4/1/2042	2,650,000	2,533,506
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	1,555,000	1,666,322

		4,199,828

Total Municipal Bonds and Notes (Cost $566,369,740)		592,347,894
Municipal Inverse Floating Rate Notes (b) 44.2%
California 2.3%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (c)	10,000,000	11,261,864
Trust: California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-5, 144A, 13.793%, 4/1/2014, Leverage Factor at purchase date: 3 to 1
Florida 7.0%
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (c)	3,740,000	3,897,598
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (c)	3,915,000	4,079,972
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (c)	4,122,500	4,296,216
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (c)	4,317,500	4,499,433
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (c)	16,470,000	17,164,022
Trust: Miami-Dade County, FL, Transit Improvements, Series 2008-1160, 144A, 9.371%, 7/1/2016, Leverage Factor at purchase date: 2 to 1

		33,937,241
Massachusetts 5.0%
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2032 (c)	18,250,000	18,956,913
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/28/2037 (c)	5,000,000	5,193,675
Trust: Massachusetts, State Pollution Control, Water Utility Improvements, Series 3159, 144A, 13.732%, 8/1/2015, Leverage Factor at purchase date: 3 to 1

		24,150,588
Nevada 6.2%
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2028 (c)	9,447,355	9,832,251
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2029 (c)	9,919,723	10,323,864
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/3/2030 (c)	9,627,878	10,020,128
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.733%, 6/1/2016, Leverage Factor at purchase date: 3 to 1

		30,176,243
New York 12.6%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (c)	10,000,000	10,452,226
Trust: New York, State Dormitory Authority Revenue, Series 3160, 144A, 13.733%, 3/15/2015, Leverage Factor at purchase date: 3 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2024 (c)	10,000,000	10,745,800
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-3, 144A, 18.2%, 3/15/2015, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2025 (c)	5,425,000	5,829,263
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2027 (c)	8,080,000	8,682,109
Trust: New York, State Dormitory Authority Revenues, Series 3169, 144A, 13.73%, 7/1/2025, Leverage Factor at purchase date: 3 to 1
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2033 (c)	6,000,000	6,098,520
Trust: New York, Triborough Bridge & Tunnel Authority Revenues, Series 2008-1188, 144A, 9.34%, 11/15/2033, Leverage Factor at purchase date: 2 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (c)	17,560,000	19,187,636
Trust: New York City, NY, Series 2008-1190, 144A, 9.34%, 11/1/2027, Leverage Factor at purchase date: 2 to 1

		60,995,554
Tennessee 7.5%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (c)	10,756,695	12,407,602
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 18.195%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (c)	10,200,000	11,764,986
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 18.2%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (c)	10,564,925	12,185,146
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 18.208%, 1/1/2016, Leverage Factor at purchase date: 4 to 1

		36,357,734
Virginia 3.6%
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2027 (c)	8,190,000	8,917,731
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2028 (c)	7,630,000	8,307,972
Trust: Virginia, State Resource Authority, Clean Water Revenue, Series 2917, 144A, 11.432%, 10/1/2028, Leverage Factor at purchase date: 2.5 to 1

		17,225,703

Total Municipal Inverse Floating Rate Notes (Cost $200,446,210)		214,104,927

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $766,815,950) †	166.5	806,452,821
MTPS, at Liquidation Value	(39.0)	(188,865,000)
Remarketed Prefunded Shares, at Liquidation Value	(2.0)	(9,885,000)
Other Assets and Liabilities, Net	(25.5)	(123,417,093)

Net Assets Applicable to Common Shareholders	100.0	484,285,728

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of August 31, 2013.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2013.

†
The cost for federal income tax purposes was $638,062,478.  At August 31, 2013, net unrealized appreciation for all securities based on tax cost was $42,543,767.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $54,461,019 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,917,252.

(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(c) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(d)	$—	$806,452,821	$—	$806,452,821
Total	$—	$806,452,821	$—	$806,452,821

There have been no transfers between fair value measurement levels during the period ended August 31, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2013